CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK.
Schedule of details of capital stock

	2020
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,839,380,280	3.88	192
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Dian Rachmawan	120,222	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Edi Witjara	32,500	0	0
Public (individually less than 5%)	43,618,813,083	44.03	2,181
Total	99,062,216,600	100.00	4,953

	2021
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,829,039,080	4.87	241
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Heri Supriadi	40,000	0	0
Edi Witjara	32,500	0	0
Public (individually less than 5%)	42,629,234,505	43.04	2,132
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.1 ADS represents 100 Series B shares.